Statements of Operations - Quarterly (USD $)	2 Months Ended	3 Months Ended	6 Months Ended	15 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014
Quarterly [Member]
ADVERTISING REVENUE		$ 744	$ 1,739	$ 2,209
COST OF GOODS SOLD			690	690
GROSS PROFIT		744	1,049	1,519
OPERATING EXPENSES:
Amortization of discount on debentures payable	0	16,418	17,681	17,681
Depreciation	63	396	628	856
Independent contractor expense	4,938	37,660	59,728	93,590
Legal expenses		115,375	124,575	129,250
Payroll and related expense		54,082	86,990	115,493
Preferred stock issued for services	0			24,998
Common stock issued for services	0	4,612	4,612	200,024
Options issued for services	0	7,363	7,363	619,750
Warrants issued for services	0		555,598	555,598
Other general and administrative expenses	1,484	82,389	143,889	163,418
Total Operating Expense	6,485	318,295	1,001,065	1,920,659
(LOSS) FROM OPERATIONS	(6,485)	(317,551)	(1,000,016)	(1,919,140)
INCOME (LOSS) BEFORE INCOME TAXES	(6,485)	(317,551)	(1,000,016)	(1,919,140)
PROVISION FOR INCOME TAXES
NET (LOSS)	$ (6,485)	$ (317,551)	$ (1,000,016)	$ (1,919,140)